Related Parties	12 Months Ended
Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related Parties
25.	Related parties

Key management personnel compensation

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly. The key management personnel of the Company are the members of the Company’s executive management team and Board of Directors, who control approximately 5% of the outstanding shares of the Company. Compensation provided to key management is as follows:

	March 31, 2018	March 31, 2017

Short-term employee benefits	$3,746	$1,420
Share-based compensation	5,786	1,535

	$9,532	$2,955

As of March 31, 2018, in the event that executive officers employment agreements were terminated by the Company, other than due to a material breach of their employment agreements or in the event the Company becomes insolvent: the CEO is entitled to a severance amount equal to nine months of compensation based on the monthly contract work fee or $300 in aggregate and all other Executive officers are entitled to a severance amount equal to at least thirty four week’s annual base salary and in some cases, inclusive of their annual bonus.

Related party transactions

On January 13, 2017, the Company acquired the entire building and land, known as 1 Hershey Drive, Smiths Falls, Ontario, from Tweed Hershey which was related through common ownership (the Company’s CEO and chairman is a significant shareholder of the lessor) (refer to Note 8). The Company had previously been leasing a portion of this facility from Tweed Hershey. For the year ended March 31, 2017 up until January 13, 2017, the acquisition date, the expense incurred under this lease including base rent and operating costs was $2,118.

The Company leases premises for the two Bedrocan facilities in Toronto from a company controlled by a director of Canopy Growth Corporation. The leases expire on October 15, 2018 (with 3 separate options to renew for an additional period of 5 years) and August 31, 2024. Included in the expenses for the year ended March 31, 2018 for rent and operating costs was $2,686 (for the year ended March 31, 2017 - $785). In addition to the leased premises, consulting services of $159 was also provided to the Company (March 31, 2017 - $nil). The Company had $137 owing in accounts payable and accrued liabilities at March 31, 2018 (March 31, 2017 - $nil).

25.	Related parties (CONTINUEd)

The Company leases premises for the Mettrum Hempworks Inc. (“Hempworks”) production facility located in Barrie, Ontario from the former founder and shareholder of Hempworks and former officer of Mettrum, now an employee and shareholder of the Company. The lease has a term of five (5) years with an expiration date of March 31, 2020 together with one (1) extension term of five (5) years. The lease has an identical term and extension term (each expiring one (1) day earlier). Included in the expenses for the year ended March 31, 2018 for rent and operating costs was $131 (for the year ended March 31, 2017 from the date of the Mettrum acquisition - $8). At March 31, 2018, the Company had $24 owing related to rent associated with these leased premises (March 31, 2017 - $8). All amounts exclude HST.

The CEO is providing consulting services to the Company at $55 per quarter and is eligible for up to an annual $300 bonus, representing his sole cash compensation. For the year ended March 31, 2018 consulting expenses including travel totaled $531 (for the year ended March 31, 2017 - $400). The Company had $375 owing in accounts payable and accrued liabilities at March 31, 2018 (March 31, 2017 - $255). All amounts exclude HST.

The Company currently has a loan payable to a director of the Company. Included in interest expense for the year ended March 31, 2018 was an amount of $169 (for the year ended March 31, 2017 - $179). At March 31, 2018, the loan balance was $1,564 (March 31, 2017 - $1,724) (refer to Note 18).

During the year ended March 31, 2018, $708 was expensed in director’s fees (for the year ended March 31, 2017 - $223). The Company had $nil owing in accounts payable and accrued liabilities to directors at March 31, 2018 (March 31, 2017 - $nil).

Pursuant to the share purchase agreement with Hemp.CA, the Company entered into a lease for the Vert and Hemp.CA properties with a shareholder of Hemp.CA who for a period of time following the acquisition was an employee of Canopy. The lease was to expire on November 1, 2036 and the Company had two automatic renewal terms of 10 years each. As of March 31, 2018, the related lease was cancelled and the expense incurred under the lease including base rent, operating costs, and cancellation costs were $84 since acquisition.

These transactions are in the normal course of operations and are measured at the exchange amounts being the amounts agreed to by the parties.